Schedule of financing costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating And Non-operating Costs
Interest on bank loan	$ 2	$ 5
Interest on government loans	9	16
Interest on lease obligations	44	47
Interest on loan payable	41	17
Interest on accounts payable	8	4
Total financing costs	$ 104	$ 89